                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 33-12791 & 811-5069
                                  ---------------------------------------------

                    EquiTrust Variable Insurance Series Fund
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              5400 University Avenue, West Des Moines IA 50266-5997
-------------------------------------------------------------------------------
              (Address of principal executive offices)   (Zip code)

      Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 515/225-5400
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                        --------------------------
Date of reporting period: June 30, 2004
                         -------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[EQUITRUST FINANCIAL SERVICES LOGO]

                    EquiTrust Variable Insurance Series Fund

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

                             5400 UNIVERSITY AVENUE
                            WEST DES MOINES, IA 50266

                                 1-877-860-2904
                                 1-515-225-5586

This report is not to be distributed unless preceded or accompanied by a current prospectus.

PRESIDENT'S LETTER

Dear Shareholder:

      Both equity investors and fixed income investors have experienced moderate returns so far in 2004. After their performance during 2003, the equity markets have been more subdued so far this year. The S&P 500 Stock Composite Index (the "S&P 500") climbed almost 29% in 2003, but in the six-month period ended June 30th, it had returned just 3.44%. Similarly, the NASDAQ Composite (the "NASDAQ") returned 2.43% in the first half of 2004, relative to a gain of over 50% in 2003. Small company stocks generally outperformed those of large companies, as the Russell 2000 returned 6.80%. However, during the second quarter, large company stock indexes began gaining against the small company indexes.

      Returns in the fixed income markets were modest due to rising interest rates and, consequently, declining security values. Numerous benchmarks incurred losses, while others achieved only meager gains. For example, the Lehman Brothers U.S. Aggregate Index, a measure of the broad domestic fixed income security market, recorded a return of just 0.15% for the six-month period; its income gain was almost entirely offset by losses in the value of its underlying securities. High-grade corporate issues and U.S. Treasury securities, as represented by their respective Lehman Brothers benchmarks, actually suffered losses, while high yield and mortgage-backed securities generally recorded small gains.

      The financial markets have operated so far this year under expectations of rising inflation and, consequently, interest rates. After several years of benign inflation and even a threat of deflation, prices appear to be creeping upward in goods and services as the economy improves. For the past several months, the financial markets have expected the Federal Reserve Board (the "Fed") to begin raising the short-term federal funds rate to prevent any severe inflation threat. Indeed, the Fed did raise the benchmark rate in June, from 1% to 1.25%, after having cut it repeatedly between January, 2001 and June, 2003. The Fed has also signaled its intent to make further hikes as necessary.

      Fixed income investors have actually been demanding higher yields for the past few months to compensate for higher expected inflation. Reflecting the inverse relationship between rates and bond prices, fixed income security values have declined as a result of the higher yields. While bond investors continue to receive their interest payments, their total return has been suffering due to the decline in the value of their bonds. As mentioned above, for some fixed income benchmarks, the decline in security values has significantly impacted total returns to date.

      In spite of continued growth in corporate earnings and improvement in the economy in general, equity performance has largely been restrained. Here, too, inflation has indirectly muted equity returns as fixed income investments have become more attractive relative to equity investments due to rising interest rates. In addition, investor expectations for strong earnings contributed to the strong performance of equities in 2003 and valuations now account for those expectations.

      Both equity and fixed income securities face challenges to near-term performance. Equity valuations are becoming more attractive as a consequence of continued earnings growth, but returns may be modest until valuations dip below long-term averages. Despite their interest payments, fixed income investments may continue to record modest total returns as long as interest rates rise and bond prices decline. In this environment, investors should assess their risk tolerance, determine an appropriate asset allocation suited to that risk tolerance and rebalance their portfolios annually to capture the value of "buying low and selling high."

      The Fund's portfolios provide a means for our investors to gain exposure to the domestic equity and fixed income markets. Below is a summary of how the individual portfolios have performed so far this year.

      MONEY MARKET: The interest rates offered by money market funds reflect the rates set by central banks such as the Federal Open Market Committee ("FOMC") and the British Banker's Association ("BBA"). The FOMC controls the Federal Funds rate (the overnight lending rate between banks), and the BBA sets the London Interbank Offered Rate ("LIBOR") (the interest rate banks charge each other in England's Eurodollar market). The FOMC met June 30, 2004 and raised the Federal Funds rate by a quarter percent to 1.25%. The committee said it will move "at a pace that is likely to be measured" but added that the policymaking board "will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability." In other words, short-term interest rates are going to be raised but the FOMC plans a gentle rise in rates. However, whether they can follow this path will depend largely on the strength of the economy and, more importantly, inflation. Inflation has accelerated markedly this year, driven largely by higher food and energy costs, but the FOMC down-played inflation risks claiming that the increase was due, in part, to "transitory factors." The committee knows that it will have to raise rates towards a more normal level in the years ahead, but it wants to do so in a relatively benign fashion until it feels positive that the investment and employment uptrends are securely entrenched. The Federal Funds rate is expected to rise to 2.25% by the end of the year.

      HIGH GRADE BOND: The two-year Treasury yield rose by 86 basis points (.86%) to 2.68%, the ten-year Treasury yield rose 34 basis points (.34%) to 4.58%, and the thirty-year Treasury yield rose 22 basis points (.22%) to 5.29% over the six-month reporting period ended June 30, 2004.

      During the six-month period ended June 30, 2004, the High Grade Bond Portfolio underperformed the Lehman Brothers U.S. Aggregate Index ("Aggregate Index"), as reflected by the .09% total return produced by the Portfolio versus the .15% total return produced by the Index. The total returns for the major components of the Aggregate Index for this period were as follows: U.S. Fixed Rate Mortgage Backed Securities (36% of the Index), .77%; U.S. Government Securities (35% of the Index), -.13%; and U.S. Investment Grade Corporate Securities (21% of the Index), -.26%. In comparison, the Portfolio had approximately 41% of its assets invested in fixed rate mortgage-backed securities, 32% in corporate securities and 27% in cash equivalents. The Index had an effective duration(1) of 4.77 as of June 30, 2004, while the effective duration of the Portfolio was 4.01. The Portfolio's overexposure to outperforming fixed-rate mortgage-backed securities and cash equivalents was not enough to offset the Portfolio's overexposure to underperforming investment grade corporate securities and fund expenses.

      Given the relatively low level of interest rates and the persisting signs that the economy is recovering, we continue to feel that it is not an appropriate time to take on a larger amount of interest rate risk than the Aggregate Index. However, given the very steep yield curve it is costly to remain in cash so we will keep the majority of the Portfolio invested in intermediate maturity securities.

      STRATEGIC YIELD: The Lehman Brothers High Yield Index ("High Yield Index") generated a return of 1.36% during the six-month period ending June 30, 2004, underperforming U.S. equities (the S & P 500 returned 2.60%), but outperforming the Lehman Brothers U.S. Investment Grade Corporate Securities Index (which had a return of -.26%). On a fundamental basis, a continued decline in defaults and improvement in the credit rating upgrade-to-downgrade ratio helped the high yield market outperform the investment grade corporate market. The option-adjusted spread on the High Yield Index finished the current period at 393 basis points (3.93%) which was only 1 basis point (.01%) lower than at the start of the period. The High Yield Index had an excess return of 155 basis points (1.55%) relative to duration neutral U.S. Treasuries during the period. The range of total return by rating category was not widely dispersed with the Caa rated component of the Index returning 1.05%, Ba rated component returning 1.15% and B rated component returning 1.25% over the six-month reporting period.

      During the six-month reporting period, the Portfolio produced a total return of 2.76%, which exceeded the return of the High Yield Index. The general outperformance of the securities held by the Portfolio more than offset fund expenses and the Portfolio's higher exposure to underperforming cash equivalents and investment grade issues than the High Yield Index.

      The Portfolio has historically invested in a mix of high yield and investment grade issues, attempting to find attractive issues in both markets. As always, we will attempt to seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

      MANAGED: The Managed Portfolio returned 2.62% through June 30, 2004, relative to 3.44% for the S&P 500. The Portfolio remains most heavily allocated to quality equities, but inflows have raised its cash levels and brought down both the equity and fixed income weightings.

      Equity valuations have improved of late with continued growth in earnings, so that trailing P/E multiples are no longer at extreme levels. From a long-term perspective though, valuation is still above average and not broadly compelling. As of June 30th, the S&P 500 traded at 20.4 times trailing earnings, down from almost 24 times earnings in February, but high relative to a long-term average near sixteen.

      Interest rates have risen modestly since the beginning of the year, and the higher yields are making fixed income securities more attractive on an absolute basis and also relative to equities. We would expect to work down the Portfolio's cash level by purchasing additional fixed income or equity securities as either asset class becomes more attractive.

      VALUE GROWTH: For the first half of 2004, the Portfolio's performance generally tracked that of its benchmark, the S&P 500. It returned 3.20% for the period, whereas the S&P 500 gained 3.44%.

      We have positioned the Portfolio so that it is weighted most heavily towards high quality stocks and sectors as well as those that have historically performed the best in a period of decelerating earnings growth. This means that the Portfolio is heavy in the energy, consumer staples and health care sectors, and underweight in more cyclical sectors such as consumer discretionary and information technology. It does have a substantial weight in utility stocks as well, but we trimmed its exposure to this sector as rates rose this spring.

----------
(1) Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

      BLUE CHIP: The Blue Chip Portfolio passively tracks the direction of the large capitalization equity market. Year-to-date, it has returned 0.76%. The Portfolio remains substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

      We appreciate your investment in the Fund and we take seriously our task of seeking to grow and protect that investment. Thank you for continued support of the Fund.


                                  /s/ Craig A. Lang
                                  CRAIG A. LANG
                                  PRESIDENT

August 2, 2004

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)

                                                               HIGH        STRATEGIC
                                            VALUE GROWTH    GRADE BOND       YIELD         MANAGED      MONEY MARKET   BLUE CHIP
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                            ------------   ------------   ------------   ------------   ------------  ------------
ASSETS

Investments in securities, at value
  (cost -- $49,086,147; $27,141,382;
  $26,669,863; $60,356,164; $6,196,957;
  and $69,689,505, respectively)            $ 54,744,389   $ 27,549,009   $ 27,443,583   $ 70,066,869   $  6,196,957  $ 81,302,886

Cash                                              49,176         22,382        106,968         48,860         55,130        39,981

Accrued dividends and interest receivable         64,578        189,754        493,886        144,251          1,338        89,020

Receivable for fund shares sold                   20,124          7,415         12,916         19,081        461,283        18,158

Prepaid expense and other assets                     834            409            397          1,042             93         1,264
                                            ------------   ------------   ------------   ------------   ------------  ------------

Total Assets                                $ 54,879,101   $ 27,768,969   $ 28,057,750   $ 70,280,103   $  6,714,801  $ 81,451,309
                                            ------------   ------------   ------------   ------------   ------------  ------------

LIABILITIES

Payable for fund shares redeemed            $     50,299   $     28,657   $     30,036   $     84,153   $      8,042  $     84,112

Accrued expenses                                  11,132          7,763          7,097         12,750          4,924        14,146
                                            ------------   ------------   ------------   ------------   ------------  ------------

Total Liabilities                                 61,431         36,420         37,133         96,903         12,966        98,258
                                            ------------   ------------   ------------   ------------   ------------  ------------

NET ASSETS                                  $ 54,817,670   $ 27,732,549   $ 28,020,617   $ 70,183,200   $  6,701,835  $ 81,353,051
                                            ============   ============   ============   ============   ============  ============


ANALYSIS OF NET ASSETS

Paid in Capital                             $ 57,134,496   $ 27,367,862   $ 29,602,694   $ 60,604,416   $  6,701,835  $ 76,117,178

Accumulated undistibuted net
  investment income                              284,952             --             --        648,559             --       636,725

Accumulated undistibuted net realized loss
  from investment transactions                (8,260,020)       (42,940)    (2,355,797)      (780,480)            --    (7,014,233)

Net unrealized appreciation of investments     5,658,242        407,627        773,720      9,710,705             --    11,613,381
                                            ------------   ------------   ------------   ------------   ------------  ------------

NET ASSETS                                  $ 54,817,670   $ 27,732,549   $ 28,020,617   $ 70,183,200   $  6,701,835  $ 81,353,051
                                            ============   ============   ============   ============   ============  ============

Shares issued and outstanding as of
  June 30, 2004                                4,564,065      2,723,550      3,078,945      4,739,047      6,701,835     2,434,650

NET ASSET VALUE PER SHARE                   $      12.01   $      10.18   $       9.10   $      14.81   $       1.00  $      33.41
                                            ============   ============   ============   ============   ============  ============

SEE ACCOMPANYING NOTES.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

                                                               HIGH        STRATEGIC
                                            VALUE GROWTH    GRADE BOND       YIELD         MANAGED      MONEY MARKET   BLUE CHIP
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                            ------------   ------------   ------------   ------------   ------------  ------------
INVESTMENT INCOME
Dividends                                   $    406,903   $     23,472   $     52,770   $    563,643   $         --  $    732,164
Interest                                          35,238        623,085        851,582        280,926         32,808        28,797
Foreign tax withholding                           (1,801)            --             --         (2,546)            --            --
                                            ------------   ------------   ------------   ------------   ------------  ------------
Total Investment Income                          440,340        646,557        904,352        842,023         32,808       760,961

EXPENSES
Paid to EquiTrust Investment
  Management Services, Inc.:
  Investment advisory and management fees        120,060         40,378         60,189        152,487          8,115        80,268
  Accounting fees                                 13,340          6,730          6,688         14,951          1,623        14,664
Custodial fees                                     4,127          3,903          3,626          4,459          4,242         3,734
Professional fees                                  5,235          2,632          2,624          6,656            643         7,869
Reports to shareholders                            1,709            873            868          2,179            216         2,569
Trustees' fees and expenses                        2,068          1,042          1,038          2,631            255         3,119
Insurance and bonds                                  612            327            311            782             75           923
Miscellaneous                                      8,408          5,845          5,456          9,504          3,694        11,223
                                            ------------   ------------   ------------   ------------   ------------  ------------
Total Expenses                                   155,559         61,730         80,800        193,649         18,863       124,369
Fees paid indirectly                                (171)          (164)          (205)          (185)          (286)         (133)
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Expenses                                     155,388         61,566         80,595        193,464         18,577       124,236
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Investment Income                            284,952        584,991        823,757        648,559         14,231       636,725


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment
  transactions                                   340,227        (42,940)        54,883        786,623             --      (556,374)
Change in unrealized appreciation/
  depreciation of investments                  1,047,755       (510,604)      (162,160)       347,471             --       549,821
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Gain (Loss) on Investments                 1,387,982       (553,544)      (107,277)     1,134,094             --        (6,553)
                                            ------------   ------------   ------------   ------------   ------------  ------------
Net Increase in Net Assets
  Resulting from Operations                 $  1,672,934   $     31,447   $    716,480   $  1,782,653   $     14,231  $    630,172
                                            ============   ============   ============   ============   ============  ============

SEE ACCOMPANYING NOTES.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                HIGH
                                                                             VALUE GROWTH                    GRADE BOND
                                                                               PORTFOLIO                      PORTFOLIO
                                                                    -----------------------------    -----------------------------
                                                                     SIX MONTHS                       SIX MONTHS
                                                                        ENDED         YEAR ENDED         ENDED         YEAR ENDED
                                                                    JUNE 30, 2004    DECEMBER 31,    JUNE 30, 2004    DECEMBER 31,
                                                                     (UNAUDITED)         2003         (UNAUDITED)         2003
                                                                    -------------    ------------    -------------    ------------
OPERATIONS

Net investment income                                               $     284,952    $    563,058    $     584,991    $  1,190,431

Net realized gain (loss) from investment transactions                     340,227       1,385,175          (42,940)         70,428

Change in unrealized appreciation/(depreciation) of
  investments                                                           1,047,755      10,456,789         (510,604)        140,930
                                                                    -------------    ------------    -------------    ------------

Net Increase in Net Assets Resulting from Operations                    1,672,934      12,405,022           31,447       1,401,789


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income                                                    (563,058)       (632,800)        (584,991)     (1,190,431)

Net realized gain from investment transactions                                 --              --          (70,428)       (126,083)
                                                                    -------------    ------------    -------------    ------------

Total Dividends and Distributions                                        (563,058)       (632,800)        (655,419)     (1,316,514)

CAPITAL SHARE TRANSACTIONS                                                895,387          87,080        1,697,289       1,589,484
                                                                    -------------    ------------    -------------    ------------

Total Increase (Decrease) in Net Assets                                 2,005,263      11,859,302        1,073,317       1,674,759


NET ASSETS

Beginning of period                                                    52,812,407      40,953,105       26,659,232      24,984,473
                                                                    -------------    ------------    -------------    ------------

End of period (including undistributed net investment
  income as set forth below)                                        $  54,817,670    $ 52,812,407    $  27,732,549    $ 26,659,232
                                                                    =============    ============    =============    ============

Undistributed Net Investment Income                                 $     284,952    $    563,058    $          --    $         --
                                                                    =============    ============    =============    ============

SEE ACCOMPANYING NOTES.

                                                                   STRATEGIC
                                                                     YIELD                           MANAGED
                                                                   PORTFOLIO                        PORTFOLIO
                                                        ------------------------------    ------------------------------
                                                         SIX MONTHS                        SIX MONTHS
                                                            ENDED         YEAR ENDED          ENDED         YEAR ENDED
                                                        JUNE 30, 2004    DECEMBER 31,     JUNE 30, 2004    DECEMBER 31,
                                                         (UNAUDITED)         2003          (UNAUDITED)         2003
                                                        -------------    -------------    -------------    -------------
OPERATIONS

Net investment income                                   $     823,757    $   1,675,320    $     648,559    $   1,367,844

Net realized gain (loss) from investment transactions          54,883         (573,460)         786,623        1,211,076

Change in unrealized appreciation/(depreciation) of
  investments                                                (162,160)       1,601,235          347,471        9,622,628
                                                        -------------    -------------    -------------    -------------

Net Increase in Net Assets Resulting from Operations          716,480        2,703,095        1,782,653       12,201,548

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income                                        (823,757)      (1,675,320)      (1,367,844)      (1,494,900)

Net realized gain from investment transactions                     --               --               --               --
                                                        -------------    -------------    -------------    -------------

Total Dividends and Distributions                            (823,757)      (1,675,320)      (1,367,844)      (1,494,900)

CAPITAL SHARE TRANSACTIONS                                  2,629,488        2,075,200        3,035,618        1,598,322
                                                        -------------    -------------    -------------    -------------

Total Increase (Decrease) in Net Assets                     2,522,211        3,102,975        3,450,427       12,304,970


NET ASSETS

Beginning of period                                        25,498,406       22,395,431       66,732,773       54,427,803
                                                        -------------    -------------    -------------    -------------

End of period (including undistributed net investment
  income as set forth below)                            $  28,020,617    $  25,498,406    $  70,183,200    $  66,732,773
                                                        =============    =============    =============    =============

Undistributed Net Investment Income                     $          --    $          --    $     648,559    $   1,367,844
                                                        =============    =============    =============    =============

SEE ACCOMPANYING NOTES.

                                                                 MONEY MARKET                       BLUE CHIP
                                                                   PORTFOLIO                        PORTFOLIO
                                                        ------------------------------    ------------------------------
                                                         SIX MONTHS                        SIX MONTHS
                                                            ENDED         YEAR ENDED          ENDED         YEAR ENDED
                                                        JUNE 30, 2004    DECEMBER 31,     JUNE 30, 2004    DECEMBER 31,
                                                         (UNAUDITED)         2003          (UNAUDITED)         2003
                                                        -------------    -------------    -------------    -------------
OPERATIONS

Net investment income                                   $      14,231    $      35,564    $     636,725    $   1,194,008

Net realized gain (loss) from investment transactions              --               --         (556,374)      (4,671,594)

Change in unrealized appreciation/(depreciation) of
  investments                                                      --               --          549,821       19,623,555
                                                        -------------    -------------    -------------    -------------

Net Increase in Net Assets Resulting from Operations           14,231           35,564          630,172       16,145,969

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income                                         (14,231)         (35,564)      (1,194,008)      (1,066,311)

Net realized gain from investment transactions                     --               --               --               --
                                                        -------------    -------------    -------------    -------------

Total Dividends and Distributions                             (14,231)         (35,564)      (1,194,008)      (1,066,311)

CAPITAL SHARE TRANSACTIONS                                    (25,717)      (1,421,989)       2,084,797        1,053,814
                                                        -------------    -------------    -------------    -------------

Total Increase (Decrease) in Net Assets                       (25,717)      (1,421,989)       1,520,961       16,133,472

NET ASSETS

Beginning of period                                         6,727,552        8,149,541       79,832,090       63,698,618
                                                        -------------    -------------    -------------    -------------

End of period (including undistributed net investment
  income as set forth below)                            $   6,701,835    $   6,727,552    $  81,353,051    $  79,832,090
                                                        =============    =============    =============    =============

Undistributed Net Investment Income                     $          --    $          --    $     636,725    $   1,194,008
                                                        =============    =============    =============    =============

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JUNE 30, 2004
(UNAUDITED)

                                                         SHARES
                                                          HELD                VALUE
                                                     --------------      --------------
COMMON STOCKS (86.16%)

   BUSINESS SERVICES (4.08%)
   Affiliated Computer Services,
    Inc.-Class A                                              5,800(1)   $      307,052
   Computer Associates
    International, Inc.                                      12,055             338,263
   Compuware Corp.                                           16,050(1)          105,930
   First Data Corp.                                           3,520             156,710
   Microsoft Corp.                                           14,800             422,688
   Oracle Corp.                                              12,300(1)          146,739
   SunGard Data Systems, Inc.                                 6,200(1)          161,200
   Symantec Corp.                                            13,600(1)          595,408
                                                                         --------------
                                                                              2,233,990
   CHEMICALS AND ALLIED PRODUCTS (8.09%)
   Abbott Laboratories                                        8,000             326,080
   Bristol-Myers Squibb Co.                                  12,540             307,230
   E.I. du Pont de Nemours & Co.                              6,400             284,288
   GlaxoSmithKline plc                                        5,500             228,030
   Hospira, Inc.                                                800(1)           22,080
   IVAX Corp.                                                13,600(1)          326,264
   Johnson & Johnson                                          8,200             456,740
   KV Pharmaceutical Co.-Class A                             12,700(1)          293,243
   Merck & Co., Inc.                                          9,764             463,790
   Mylan Laboratories, Inc.                                  21,825             441,956
   Olin Corp.                                                 6,400             112,768
   Pfizer, Inc.                                              19,449             666,712
   SurModics, Inc.                                           11,992(1)          295,483
   Wyeth                                                      5,835             210,994
                                                                         --------------
                                                                              4,435,658
   COMMUNICATIONS (2.56%)
   ADC Telecommunications, Inc.                              67,700(1)          192,268
   Centurytel, Inc.                                          19,300             579,772
   Comcast Corp.-Class A                                      3,235(1)           90,677
   Ectel, Ltd.                                                  614(1)            1,773
   Nextel Communications, Inc.                               20,200(1)          538,532
                                                                         --------------
                                                                              1,403,022
   DEPOSITORY INSTITUTIONS (8.86%)
   AmSouth Bancorporation                                    17,100             435,537
   Associated Banc-Corp                                      12,940             383,412
   Astoria Financial Corp.                                    7,700             281,666
   Bank of America Corp.                                     10,417             881,487
   Citigroup, Inc.                                           13,055             607,057
   National City Corp.                                        6,830             239,118
   New York Community
    Bancorp, Inc.                                            23,156             454,552
   U. S. Bancorp                                             31,870             878,337
   Wachovia Corp.                                             7,650             340,425
   Wilmington Trust Corp.                                     9,500             353,590
                                                                         --------------
                                                                              4,855,181

   EATING & DRINKING PLACES (0.53%)
   Wendy's International, Inc.                                8,400      $      292,656

   ELECTRIC, GAS AND SANITARY SERVICES (3.50%)
   Alliant Energy Corp.                                       8,660             225,853
   Atmos Energy Corp.                                        17,012             435,337
   Black Hills Corp.                                          7,520             236,880
   Nisource, Inc.                                            19,500             402,090
   Pepco Holdings, Inc.                                      16,200             296,136
   Xcel Energy, Inc.                                         19,405             324,258
                                                                         --------------
                                                                              1,920,554
   ELECTRONIC AND OTHER ELECTRICAL
    EQUIPMENT (2.04%)
   Acuity Brands, Inc.                                       18,500             499,500
   Adaptec, Inc.                                             23,150(1)          195,849
   ECI Telecom, Ltd.                                         10,000(1)           68,300
   Electronic Data Systems Corp.                              5,745             110,017
   Intel Corp.                                                8,900             245,640
                                                                         --------------
                                                                              1,119,306
   FABRICATED METAL PRODUCTS (1.09%)
   Cooper Industries, Ltd.                                    4,738             281,485
   Shaw Group, Inc.                                          10,400(1)          105,352
   Stanley Works (The)                                        4,600             209,668
                                                                         --------------
                                                                                596,505
   FOOD AND KINDRED PRODUCTS (5.29%)
   ConAgra Foods, Inc.                                       42,416           1,148,625
   Sara Lee Corp.                                            23,400             537,966
   Sensient Technologies Corp.                               56,375           1,210,935
                                                                         --------------
                                                                              2,897,526
   FOOD STORES (3.03%)
   7-Eleven, Inc.                                            35,930(1)          641,350
   Kroger Co.                                                19,526(1)          355,373
   Safeway, Inc.                                             26,230(1)          664,668
                                                                         --------------
                                                                              1,661,391
   GENERAL MERCHANDISE STORES (1.54%)
   Federated Department Stores, Inc.                          6,008             294,993
   Fred's, Inc.                                              14,700             324,723
   Target Corp.                                               5,300             225,091
                                                                         --------------
                                                                                844,807
   HEALTH SERVICES (5.03%)
   Laboratory Corp. of America Holdings                      18,500(1)          734,450
   Province Healthcare Co.                                   35,900(1)          615,685
   Schering-Plough Corp.                                     23,200             428,736
   Select Medical Corp.                                      19,200             257,664
   Taro Pharmaceutical
    Industries, Ltd.                                          6,600(1)          287,100
   Universal Health Services,
    Inc.-Class B                                              9,420             432,284
                                                                         --------------
                                                                              2,755,919

                                                         SHARES
                                                          HELD                VALUE
                                                     --------------      --------------
   HOLDING AND OTHER INVESTMENT OFFICES (2.85%)
   Highwoods Properties, Inc.                                17,500      $      411,250
   MBIA, Inc.                                                11,400             651,168
   Reckson Assoc. Realty
    Corp.-Class A                                            18,250             501,145
                                                                         --------------
                                                                              1,563,563
   INDUSTRIAL MACHINERY AND EQUIPMENT (2.49%)
   Cisco Systems, Inc.                                        6,500(1)          154,050
   EMC Corp.                                                 22,500(1)          256,500
   Hewlett-Packard Co.                                        6,000             126,600
   Ingersoll-Rand Co. Ltd.-Class A                            9,950             679,685
   Solectron Corp.                                           22,500(1)          145,575
                                                                         --------------
                                                                              1,362,410
   INSTRUMENTS AND RELATED PRODUCTS (4.31%)
   Agilent Technologies, Inc.                                 7,000(1)          204,960
   Becton Dickinson & Co.                                    20,100           1,041,180
   JDS Uniphase Corp.                                        16,400(1)           62,156
   Medtronic, Inc.                                            2,800             136,416
   Pall Corp.                                                25,980             680,416
   Perkinelmer, Inc.                                         11,900             238,476
                                                                         --------------
                                                                              2,363,604
   INSURANCE CARRIERS (4.40%)
   Allstate Corp.                                            15,200             707,560
   American International Group, Inc.                         7,450             531,036
   Protective Life Corp.                                      9,300             359,631
   Safeco Corp.                                               8,800             387,200
   WellPoint Health Networks, Inc.                            3,800(1)          425,638
                                                                         --------------
                                                                              2,411,065
   METAL MINING (1.38%)
   Barrick Gold Corp.                                        20,000             395,000
   Placer Dome, Inc.                                         21,600             359,424
                                                                         --------------
                                                                                754,424
   MISCELLANEOUS MANUFACTURING
    INDUSTRIES (0.71%)
   Emerson Electric Co.                                       2,300             146,165
   Hasbro, Inc.                                              12,900             245,100
                                                                         --------------
                                                                                391,265
   MOTION PICTURES (0.31%)
   Time Warner, Inc.                                          9,600(1)          168,768

   NONDEPOSITORY INSTITUTIONS (0.57%)
   Federal Home Loan Mortgage Corp.                           4,900             310,170

   OIL AND GAS EXTRACTION (4.14%)
   Burlington Resources, Inc.                                20,000             723,600
   EOG Resources, Inc.                                        5,800             346,318
   Occidental Petroleum Co.                                   8,600             416,326
   Rowan Companies, Inc.                                     16,900(1)          411,177
   Whiting Petroleum Corp.                                   14,900(1)          374,735
                                                                         --------------
                                                                              2,272,156
   PAPER AND ALLIED PRODUCTS (1.67%)
   Abitibi Consolidated, Inc.                                92,600      $      637,088
   Sonoco Products Co.                                       10,900             277,950
                                                                         --------------
                                                                                915,038
   PETROLEUM AND COAL PRODUCTS (5.13%)
   BP PLC                                                     6,000             321,420
   ChevronTexaco Corp.                                        7,050             663,475
   ConocoPhillips                                            16,833           1,284,190
   Marathon Oil Corp.                                        14,400             544,896
                                                                         --------------
                                                                              2,813,981
   PRIMARY METAL INDUSTRIES (0.70%)
   Northwest Pipe Co.                                        21,745(1)          383,799

   PRINTING AND PUBLISHING (2.05%)
   Belo Corp.                                                26,400             708,840
   Cenveo, Inc.                                              36,450(1)          106,799
   R.R. Donnelley & Sons Co.                                  9,400             310,388
                                                                         --------------
                                                                              1,126,027
   RAILROAD TRANSPORTATION (0.23%)
   Union Pacific Corp.                                        2,155             128,115

   SECURITY & COMMODITY BROKER (0.03%)
   Piper Jaffray Co.                                            347(1)           15,695

   TOBACCO PRODUCTS (1.29%)
   Altria Group, Inc.                                        14,100             705,705

   TRANSPORTATION -- BY AIR (0.45%)
   Petroleum Helicopters, Inc.
    (Non-Voting)                                             12,665(1)          245,828

   TRANSPORTATION EQUIPMENT (4.03%)
   Federal Signal Corp.                                      13,300             247,513
   Genuine Parts Co.                                          7,800             309,504
   Honeywell International, Inc.                             23,500             860,805
   ITT Industries, Inc.                                       4,185             347,355
   SPX Corp.                                                  9,514             441,830
                                                                         --------------
                                                                              2,207,007
   WHOLESALE TRADE -- DURABLE GOODS (0.85%)
   Apogent Technologies, Inc.                                14,600(1)          467,200

   WHOLESALE TRADE -- NONDURABLE GOODS (1.16%)
   Dean Foods Co.                                            16,986(1)          633,748

   MISCELLANEOUS EQUITIES (1.77%)
   H & Q Life Sciences Investors                             23,336             364,514
   NASDAQ-100 Trust                                          16,100(1)          607,775
                                                                         --------------
                                                                                972,289
                                                                         --------------
Total Common Stocks
  (Cost $41,570,130)                                                         47,228,372

                                                         SHARES
                                                          HELD                VALUE
                                                     --------------      --------------
SHORT-TERM INVESTMENTS (13.71%)

   MONEY MARKET MUTUAL FUND (1.36%)
   Blackrock Provident Institutional
    Funds, T-Fund Portfolio
    (Cost $747,612)                                         747,612      $      747,612

                                                       PRINCIPAL
                                                         AMOUNT
                                                     --------------
   COMMERCIAL PAPER (4.64%)
     NONDEPOSITORY INSTITUTIONS
     American General Finance Corp.,
       1.06%, due 07/06/04                           $      825,000             825,000
     American General Finance Corp.,
       1.05%, due 07/07/04                                  450,000             450,000
     General Electric Capital Corp., 1.11%,
       due 07/14/04                                         700,000             700,000
     General Electric Capital Corp., 1.18%,
       due 07/20/04                                         570,000             570,000
                                                                         --------------
   Total Commercial Paper
    (Cost $2,545,000)                                                         2,545,000

   UNITED STATES GOVERNMENT AGENCIES (7.71%)
   Federal Home Loan Bank,
    due 07/28/04                                          1,100,000           1,099,166
   Federal Home Loan Mortgage Corp.,
    due 07/06/04                                            225,000             224,968
   Federal Home Loan Mortgage Corp.,
    due 07/20/04                                            800,000             799,552
   Federal National Mortgage Assoc.,
    due 07/02/04                                            500,000             499,986
   Federal National Mortgage Assoc.,
    due 07/07/04                                          1,600,000           1,599,733
                                                                         --------------
   Total United States Government Agencies
    (Cost $4,223,405)                                                         4,223,405
                                                                         --------------
Total Short-Term Investments
  (Cost $7,516,017)                                                           7,516,017
                                                                         --------------
Total Investments
  (Cost $49,086,147) (99.87%)                                                54,744,389

OTHER ASSETS LESS LIABILITIES (0.13%)

   Cash, receivables, prepaid expense
    and other assets, less liabilities                                           73,281
                                                                         --------------
Total Net Assets (100.00%)                                               $   54,817,670
                                                                         ==============

(1)   Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JUNE 30, 2004
(UNAUDITED)

                                                         SHARES
                                                          HELD                VALUE
                                                     --------------      --------------
PREFERRED STOCKS (2.36%)

   DEPOSITORY INSTITUTIONS (1.62%)
   Chase Capital V, 7.03%,
    due 03/31/28                                             18,000      $      450,180

   HOLDING AND OTHER INVESTMENT OFFICES (0.74%)
   New Plan Excel Realty Trust-Series D,
    7.80%                                                     4,000             205,500
                                                                         --------------
Total Preferred Stocks
  (Cost $561,620)                                                               655,680

                                                       PRINCIPAL
                                                        AMOUNT
                                                     --------------
CORPORATE BONDS (28.75%)

   ELECTRIC, GAS AND SANITARY SERVICES (6.83%)
   Maritime & NE Pipeline, 144A,
    7.70%, due 11/30/19                              $      700,000(1)          781,487
   Oglethorpe Power (OPC Scherer),
    6.974%, due 06/30/11                                    264,786             280,234
   PacifiCorp, 6.90%, due 11/15/11                          750,000             832,057
                                                                         --------------
                                                                              1,893,778
   FOOD STORES (2.29%)
   Ahold Finance USA, Inc., 8.25%,
    due 07/15/10                                            600,000             636,000

   GENERAL MERCHANDISE STORES (0.95%)
   J.C. Penney & Co., 8.25%,
    due 08/15/22                                            254,000             263,525

   HOLDING AND OTHER INVESTMENT OFFICES (2.99%)
   Meditrust, 7.60%, due 09/13/05                           150,000             155,250
   Security Capital Pacific, 7.20%,
    due 03/01/13                                            275,000             296,986
   Washington REIT, 6.898%,
    due 02/15/18                                            350,000             377,338
                                                                         --------------
                                                                                829,574
   INSURANCE CARRIERS (3.08%)
   SunAmerica, 8.125%, due 04/28/23                         700,000             855,078

   SECURITY & COMMODITY BROKERS (4.28%)
   Morgan Stanley, 5.125%,
    due 02/11/19                                          1,300,000           1,187,277

   TOBACCO PRODUCTS (2.99%)
   UST, Inc., 7.25%, due 06/01/09                           750,000             829,238


                                                       PRINCIPAL
                                                        AMOUNT               VALUE
                                                     --------------      --------------
   TRANSPORTATION -- BY AIR (4.74%)
   Continental Airlines, Inc., 6.545%,
    due 08/02/20                                     $      422,096      $      396,771
   Federal Express, 7.5%,
    due 01/15/18                                            203,228             229,556
   Northwest Airlines, 7.575%,
    due 03/01/19                                            692,797             687,601
                                                                         --------------
                                                                              1,313,928
   TRANSPORTATION EQUIPMENT (0.60%)
   Ford Motor Co., 9.215%,
    due 09/15/21                                            150,000             165,552
                                                                         --------------
Total Corporate Bonds
  (Cost $7,711,680)                                                           7,973,950

MORTGAGE-BACKED SECURITIES (41.84%)

   FEDERAL NATIONAL MORTGAGE ASSOCIATION
    (FNMA) (0.01%)
   Pool # 50276, 9.50%, due 02/01/20                          1,945               2,205

   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    (GNMA) (41.83%)
   Pool # 1512, 7.50%, due 12/20/23                          47,172              51,057
   Pool # 2631, 7.00%, due 08/01/28                          73,490              78,145
   Pool # 2658, 6.50%, due 10/01/28                         114,998             120,220
   Pool # 2701, 6.50%, due 01/20/29                         139,218             145,436
   Pool # 2796, 7.00%, due 08/01/29                         125,962             133,842
   Pool # 3039, 6.50%, due 02/01/31                          51,779              54,065
   Pool # 3040, 7.00%, due 02/01/31                         102,006             108,333
   Pool # 3188, 6.50%, due 02/20/32                         328,027             342,434
   Pool # 3239, 6.50%, due 05/01/32                         290,246             302,993
   Pool # 3261, 6.50%, due 07/20/32                         573,215             598,390
   Pool # 3320, 5.50%, due 12/01/32                       1,595,180           1,595,628
   Pool # 3333, 5.50%, due 01/01/33                       1,306,776           1,306,812
   Pool # 3375, 5.50%, due 04/01/33                         207,566             207,571
   Pool # 3390, 5.50%, due 05/01/33                         937,757             937,783
   Pool # 3403, 5.50%, due 06/01/33                       1,596,518           1,596,561
   Pool # 3458, 5.00%, due 10/01/33                         949,928             922,106
   Pool # 3499, 5.00%, due 01/01/34                       1,468,394           1,424,158
   Pool # 3556, 5.50%, due 05/01/34                       1,596,255           1,595,424
   Pool # 22630, 6.50%, due 08/01/28                         64,381              67,305
   Pool # 276337, 10.00%, due 08/15/19                        9,775              10,979
                                                                         --------------
                                                                             11,599,242
                                                                         --------------
Total Mortgage-Backed Securities
  (Cost $11,552,808)                                                         11,601,447

UNITED STATES TREASURY OBLIGATION (1.45%)

   U.S. Treasury Note, 7.25%,
    due 08/15/04 (Cost $400,358)                            400,000             403,016

                                                       PRINCIPAL
                                                         AMOUNT               VALUE
                                                     --------------      --------------
SHORT-TERM INVESTMENTS (24.94%)

   COMMERCIAL PAPER (6.85%)
     NONDEPOSITORY INSTITUTIONS (6.85%)
     American General Finance Corp.,
       1.06%, due 07/09/04                           $      950,000      $      950,000
     General Electric Capital Corp.,
       1.18%, due 07/20/04                                  950,000             950,000
                                                                         --------------
   Total Commercial Paper
    (Cost $1,900,000)                                                         1,900,000

   UNITED STATES GOVERNMENT AGENCIES (17.12%)
   Federal Home Loan Bank,
    due 07/16/04                                          1,100,000           1,099,537
   Federal Home Loan Bank,
    due 07/28/04                                            400,000             399,676
   Federal Home Loan Mortgage Corp.,
    due 07/06/04                                            700,000             699,902
   Federal Home Loan Mortgage Corp.,
    due 07/20/04                                            350,000             349,776
   Federal Home Loan Mortgage Corp.,
    due 08/03/04                                          1,000,000             999,008
   Federal Home Loan Mortgage Corp.,
    due 08/17/04                                            750,000             748,815
   Federal National Mortgage Assoc.,
    due 07/14/04                                            450,000             449,834
                                                                         --------------
   Total United States Government
    Agencies (Cost $4,746,548)                                                4,746,548

                                                         SHARES
                                                          HELD
                                                     --------------
   MONEY MARKET MUTUAL FUND (0.97%)
   Blackrock Provident Institutional
    Funds, T-Fund Portfolio
    (Cost $268,368)                                         268,368             268,368
                                                                         --------------
Total Short-Term Investments
  (Cost $6,914,916)                                                           6,914,916
                                                                         --------------
Total Investments
  (Cost $27,141,382) (99.34%)                                                27,549,009

OTHER ASSETS LESS LIABILITIES (0.66%)

   Cash, receivables, prepaid expense
    and other assets, less liabilities                                          183,540
                                                                         --------------
Total Net Assets (100.00%)                                               $   27,732,549
                                                                         ==============

(1) Each unit was purchased at 104.481 on 04/20/01. As of 6/30/04, the carrying value of each unit was 111.641 and represented 2.82% of total net assets.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
JUNE 30, 2004
(UNAUDITED)

                                                         SHARES
                                                          HELD                VALUE
                                                     --------------      --------------
PREFERRED STOCKS (4.58%)

   HOLDING AND OTHER INVESTMENT OFFICES (1.28%)
   New Plan Excel Realty Trust--
    Series D, 7.80%                                           7,000      $      359,625

   METAL MINING (3.30%)
   Cameco Corp., 8.75%, due 09/30/47                         36,000             923,400
                                                                         --------------
Total Preferred Stocks
  (Cost $1,213,640)                                                           1,283,025

                                                       PRINCIPAL
                                                         AMOUNT
                                                     --------------
CORPORATE BONDS (72.85%)

   CHEMICALS AND ALLIED PRODUCTS (8.81%)
   Lyondell Chemical Co.,
    9.625%, due 05/01/07                             $      900,000             945,000
   Nova Chemicals, Ltd.,
    7.875%, due 09/15/25                                    800,000             784,664
   Polyone Corp.,
    8.875%, due 05/01/12                                    750,000             740,625
                                                                         --------------
                                                                              2,470,289
   COMMUNICATIONS (1.91%)
   Telephone & Data Systems, Inc.,
    7.00%, due 08/01/06                                     500,000             534,665

   ELECTRIC, GAS AND SANITARY SERVICES (9.65%)
   Alliant Energy Resources, Inc.,
    9.75%, due 01/15/13                                   1,000,000           1,260,110
   ESI Tractebel, 7.99%, due 12/30/11                       306,196             316,913
   Semco Energy, Inc.,
    7.125%, due 05/15/08                                    900,000             927,000
   Waterford 3 Nuclear Power Plant,
    8.09%, due 01/02/17                                     194,488             201,212
                                                                         --------------
                                                                              2,705,235
   GENERAL MERCHANDISE STORES (7.15%)
   DR Structured Finance,
    8.35%, due 02/15/04                                     376,793(1)          252,452
   J.C. Penney & Co.,
    8.25%, due 8/15/22                                      255,000             264,562
   Woolworth (FW) Corp.,
    8.50%, due 01/15/22                                   1,400,000           1,487,500
                                                                         --------------
                                                                              2,004,514

                                                       PRINCIPAL
                                                        AMOUNT               VALUE
                                                     --------------      --------------
   HOLDING AND OTHER INVESTMENT OFFICES (13.14%)
   Bradley Operating, L.P.,
    7.20%, due 01/15/08                              $      450,000      $      476,586
   Federal Realty Investment Trust,
    7.48%, due 08/15/26                                     600,000             634,669
   First Industrial LP,
    7.60%, due 07/15/28                                     700,000             750,785
   iStar Financial Inc.,
    7.00%, due 03/15/08                                     300,000             319,500
   Price Development Company,
    7.29%, due 03/11/08                                     450,000             455,917
   Trinet Corp. Realty,
    7.70%, due 07/15/17                                   1,000,000           1,043,680
                                                                         --------------
                                                                              3,681,137
   INSURANCE CARRIERS (6.10%)
   Markel Capital Trust,
    8.71%, due 01/01/46                                   1,000,000           1,039,020
   PXRE Capital Trust,
    8.85%, due 02/01/27                                     670,000             670,000
                                                                         --------------
                                                                              1,709,020
   METAL MINING (2.75%)
   Teck Cominco Ltd.,
    3.75%, due 07/15/06                                     800,000             770,040

   PAPER AND ALLIED PRODUCTS (10.88%)
   Bowater, Inc.,
    9.375%, due 12/15/21                                    900,000             969,912
   Cascades, Inc.,
    7.25%, due 02/15/13                                   1,000,000           1,000,000
   Potlatch Corp.,
    12.50%, due 12/01/09                                    900,000           1,078,083
                                                                         --------------
                                                                              3,047,995
   TRANSPORTATION -- BY AIR (4.95%)
   Continental Airlines, Inc.,
    7.461%, due 04/01/15                                  1,261,847           1,184,558
   Northwest Airlines,
    7.575%, due 03/01/19                                    203,509             201,983
                                                                         --------------
                                                                              1,386,541
   WATER TRANSPORTATION (7.51%)
   Overseas Shipholding Group, Inc.,
    8.75%, due 12/01/13                                   1,100,000           1,208,625
   Windsor Petroleum Transportation,
    144A, 7.84%, due 01/15/21                             1,000,000(2)          894,430
                                                                         --------------
                                                                              2,103,055
                                                                         --------------
Total Corporate Bonds
  (Cost $19,708,156)                                                         20,412,491

                                                       PRINCIPAL
                                                        AMOUNT               VALUE
                                                     --------------      --------------
SHORT-TERM INVESTMENTS (20.51%)

   COMMERCIAL PAPER (4.46%)
     NONDEPOSITORY INSTITUTIONS
     American General Finance Corp.,
       1.20%, due 08/09/04                           $      500,000      $      500,000
     General Electric Capital Corp.,
       1.20%, due 07/28/04                                  750,000             750,000
                                                                         --------------
   Total Commercial Paper
    (Cost $1,250,000)                                                         1,250,000

   UNITED STATES GOVERNMENT AGENCIES (14.53%)
   Federal Home Loan Bank.,
    due 07/16/04                                            400,000             399,830
   Federal Home Loan Bank.,
    due 07/23/04                                            750,000             749,537
   Federal Home Loan Bank.,
    due 08/06/04                                            500,000             499,400
   Federal Home Loan Mortgage Corp.,
    due 07/06/04                                            550,000             549,922
   Federal Home Loan Mortgage Corp.,
    due 07/20/04                                            400,000             399,776
   Federal Home Loan Mortgage Corp.,
    due 08/03/04                                            500,000             499,504
   Federal Home Loan Mortgage Corp.,
    due 08/17/04                                            975,000             973,460
                                                                         --------------
   Total United States Government
    Agencies (Cost $4,071,429)                                                4,071,429

                                                        SHARES
                                                         HELD
                                                     --------------
   MONEY MARKET MUTUAL FUND (1.52%)
   Blackrock Provident Institutional
    Funds, T-Fund Portfolio
    (Cost $426,638)                                         426,638             426,638
                                                                         --------------
Total Short-Term Investments
  (Cost $5,748,067)                                                           5,748,067
                                                                         --------------
Total Investments
  (Cost $26,669,863) (97.94%)                                                27,443,583

OTHER ASSETS LESS LIABILITIES (2.06%)

   Cash, receivables, prepaid expense
    and other assets, less liabilities                                          577,034
                                                                         --------------
Total Net Assets (100.00%)                                               $   28,020,617
                                                                         ==============

(1) Partial or no interest was received on this security on its last scheduled interest payment date.
(2) Each unit was purchased at 80.500 on 8/26/99. As of 6/30/04, the carrying value of each unit was 89.443 and represents 3.19% of total net assets.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JUNE 30, 2004
(UNAUDITED)

                                                         SHARES
                                                          HELD                VALUE
                                                     --------------      --------------
COMMON STOCKS (62.81%)

   CHEMICALS AND ALLIED PRODUCTS (5.34%)
   Bristol-Myers Squibb Co.                                  12,300      $      301,350
   GlaxoSmithKline plc                                        4,700             194,862
   IVAX Corp.                                                17,100(1)          410,229
   Johnson & Johnson                                          7,200             401,040
   KV Pharmaceutical Co.-Class A                             12,600(1)          290,934
   Merck & Co., Inc.                                         15,158             720,005
   Mylan Laboratories, Inc.                                  26,325             533,081
   Olin Corp.                                                17,100             301,302
   Pfizer, Inc.                                              17,310             593,387
                                                                         --------------
                                                                              3,746,190
   COMMUNICATIONS (1.84%)
   Centurytel, Inc.                                          24,040             722,162
   Comcast Corp.-Class A                                      3,930(1)          110,158
   Nextel Communications, Inc.                               17,200(1)          458,552
                                                                         --------------
                                                                              1,290,872
   DEPOSITORY INSTITUTIONS (8.53%)
   AmSouth Bancorporation                                    24,800             631,656
   Associated Banc Corp.                                     22,833             676,542
   Astoria Financial Corp.                                   10,100             369,458
   Bank of America Corp.                                     11,136             942,328
   Citigroup, Inc.                                            3,400             158,100
   National City Corp.                                        8,695             304,412
   New York Community Bancorp                                44,834             880,091
   U. S. Bancorp.                                            43,230           1,191,419
   Wachovia Corp.                                             8,328             370,596
   Wilmington Trust Corp.                                    12,500             465,250
                                                                         --------------
                                                                              5,989,852
   ELECTRIC, GAS AND SANITARY SERVICES (5.03%)
   Alliant Energy Corp.                                      22,115             576,759
   Atmos Energy Corp.                                        38,252             978,869
   Black Hills Corp.                                          9,655             304,133
   Nisource, Inc.                                            25,000             515,500
   Pepco Holdings, Inc.                                      40,600             742,168
   Xcel Energy, Inc.                                         24,690             412,570
                                                                         --------------
                                                                              3,529,999
   ELECTRONIC AND OTHER ELECTRIC
    EQUIPMENT (1.51%)
   Acuity Brands, Inc.                                       33,850             913,950
   Electronic Data Systems Corp.                              7,500             143,625
                                                                         --------------
                                                                              1,057,575
   FABRICATED METAL PRODUCTS (1.28%)
   Cooper Industries, Ltd.                                    5,521             328,003
   Stanley Works (The)                                       12,500             569,750
                                                                         --------------
                                                                                897,753
   FOOD AND KINDRED PRODUCTS (4.68%)
   ConAgra Foods, Inc.                                       42,230           1,143,588
   Sara Lee Corp.                                            24,100             554,059
   Sensient Technologies Corp.                               73,945           1,588,339
                                                                         --------------
                                                                              3,285,986
   FOOD STORES (1.85%)
   Kroger Co.                                                25,186(1)     $    458,385
   Safeway, Inc.                                             33,280(1)          843,315
                                                                         --------------
                                                                              1,301,700
   GENERAL MERCHANDISE STORES (0.54%)
   Federated Department Stores, Inc.                          7,681             377,137

   HEALTH SERVICES (2.32%)
   Province Healthcare Co.                                   26,400(1)          452,760
   Schering-Plough Corp.                                     15,700             290,136
   Select Medical Corp.                                      24,600             330,132
   Taro Pharmaceutical Industries, Ltd.                       6,030(1)          262,305
   Universal Health Services,
    Inc.-Class B                                              6,350             291,402
                                                                         --------------
                                                                              1,626,735
   HOLDING AND OTHER INVESTMENT OFFICES (2.30%)
   Highwoods Properties, Inc.                                21,500             505,250
   MBIA, Inc.                                                 7,781             444,451
   Reckson Associates Realty Corp.-
    Class A                                                  24,260             666,180
                                                                         --------------
                                                                              1,615,881
   INDUSTRIAL MACHINERY & EQUIPMENT (1.20%)
   Hewlett-Packard Co.                                        6,900             145,590
   Ingersoll-Rand Co. Ltd.-Class A                           10,222             698,265
                                                                         --------------
                                                                                843,855
   INSTRUMENTS AND RELATED PRODUCTS (2.44%)
   Becton Dickinson & Co.                                    20,000           1,036,000
   Pall Corp.                                                25,750             674,392
                                                                         --------------
                                                                              1,710,392
   INSURANCE CARRIERS (2.82%)
   Allstate Corp.                                            15,300             712,215
   Protective Life                                            6,200             239,754
   Safeco Corp.                                              11,200             492,800
   WellPoint Health Networks, Inc.                            4,800(1)          537,648
                                                                         --------------
                                                                              1,982,417
   METAL MINING (2.36%)
   Barrick Gold Corp.                                        41,200             813,700
   Placer Dome, Inc.                                         50,500             840,320
                                                                         --------------
                                                                              1,654,020
   MISCELLANEOUS MANUFACTURING
    INDUSTRIES (0.07%)
   Emerson Electric Co.                                         800              50,840

   OIL AND GAS EXTRACTION (2.49%)
   Burlington Resources, Inc.                                15,000             542,700
   Occidental Petroleum Co.                                  16,500             798,765
   Rowan Companies, Inc.                                     16,700(1)          406,311
                                                                         --------------
                                                                              1,747,776

                                                         SHARES
                                                          HELD                VALUE
                                                     --------------      --------------
   PAPER AND ALLIED PRODUCTS (2.71%)
   Abitibi Consolidated, Inc.                               133,500      $      918,480
   Glatfelter                                                31,300             440,704
   Sonoco Products Co.                                       21,200             540,600
                                                                         --------------
                                                                              1,899,784
   PETROLEUM AND COAL PRODUCTS (4.08%)
   BP PLC                                                     8,100             433,917
   ConocoPhillips                                            21,012           1,603,005
   Marathon Oil Corp.                                        21,800             824,912
                                                                         --------------
                                                                              2,861,834
   PRIMARY METAL INDUSTRIES (0.18%)
   Wolverine Tube, Inc.                                      11,400(1)          124,260

   PRINTING AND PUBLISHING (1.98%)
   Belo Corp.-Series A                                       29,600             794,760
   R.R. Donnelley & Sons Co.                                 18,100             597,662
                                                                         --------------
                                                                              1,392,422
   RAILROAD TRANSPORTATION (0.23%)
   Union Pacific Corp.                                        2,710             161,109

   SECURITY & COMMODITY BROKERS (0.03%)
   Piper Jaffray Co.                                            490(1)           22,163

   TOBACCO PRODUCTS (1.10%)
   Altria Group, Inc.                                        15,400             770,770

   TRANSPORTATION EQUIPMENT (4.57%)
   Federal Signal Corp.                                      36,400             677,404
   Genuine Parts Co.                                         14,700             583,296
   Honeywell International, Inc.                             27,400           1,003,662
   ITT Industries, Inc.                                       5,095             422,885
   SPX Corp.                                                 11,228             521,428
                                                                         --------------
                                                                              3,208,675
   WHOLESALE TRADE -- DURABLE GOODS (0.32%)
   Apogent Technologies, Inc.                                 7,000(1)          224,000

   WHOLESALE TRADE -- NONDURABLE GOODS (1.01%)
   Dean Foods Co.                                            19,069(1)          711,464
                                                                         --------------
Total Common Stocks
  (Cost $34,441,379)                                                         44,085,461

PREFERRED STOCKS (0.94%)

   DEPOSITORY INSTITUTIONS
   Taylor Capital Group,
    Inc.-Series A, 9.00%,                                    26,000             657,314
                                                                         --------------
Total Preferred Stocks
  (Cost $655,000)                                                               657,314

                                                       PRINCIPAL
                                                        AMOUNT               VALUE
                                                     --------------      --------------
CORPORATE BONDS (2.06%)

   METAL MINING
   Teck Cominco Ltd.,
    3.75%, due 07/15/06
    (Cost $1,416,687)                                $    1,500,000      $    1,443,825

MORTGAGE-BACKED SECURITIES (6.76%)

   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    (GNMA)
   Pool # 2796, 7.00%, due 08/01/29                         188,943             200,763
   Pool # 3040, 7.00%, due 02/01/31                         127,508             135,416
   Pool # 3188, 6.50%, due 02/20/32                         328,027             342,434
   Pool # 3239, 6.50%, due 05/01/32                         486,098             507,447
   Pool # 3333, 5.50%, due 01/01/33                         571,715             571,730
   Pool # 3403, 5.50%, due 06/01/33                         503,278             503,291
   Pool # 3442, 5.00%, due 09/01/33                       1,423,459           1,381,769
   Pool # 3459, 5.50%, due 10/01/33                       1,101,596           1,101,626
                                                                         --------------
Total Mortgage-Backed Securities
  (Cost $4,707,305)                                                           4,744,476

SHORT-TERM INVESTMENTS (27.26%)

   COMMERCIAL PAPER (8.48%)
     NONDEPOSITORY INSTITUTIONS (6.34%)
     American General Finance Corp.,
       1.03%, due 07/02/04                                1,150,000           1,150,000
     American General Finance Corp.,
       1.07%, due 07/28/04                                1,550,000           1,550,000
     Citigroup Inc.,
       1.05%, due 07/06/04                                1,100,000           1,100,000
     General Electric Capital Corp.,
       1.30%, due 08/18/04                                  650,000             650,000
                                                                         --------------
                                                                              4,450,000
     PETROLEUM AND COAL PRODUCTS (2.14%)
     ChevronTexaco Corp.,
       1.21%, due 08/11/04                                1,500,000           1,500,000
                                                                         --------------
   Total Commercial Paper
    (Cost $5,950,000)                                                         5,950,000

                                                       PRINCIPAL
                                                        AMOUNT               VALUE
                                                     --------------      --------------
   UNITED STATES GOVERNMENT AGENCIES (17.76%)
   Federal Home Loan Bank,
    due 07/16/04                                     $    1,600,000      $    1,599,326
   Federal Home Loan Bank,
    due 07/21/04                                          1,475,000           1,474,163
   Federal Home Loan Bank,
    due 07/28/04                                            200,000             199,838
   Federal Home Loan Mortgage Corp.,
    due 07/06/04                                          3,125,000           3,124,562
   Federal National Mortgage Assoc.,
    due 07/14/04                                          2,100,000           2,099,233
   Federal National Mortgage Assoc.,
    due 08/04/04                                          2,600,000           2,597,319
   Federal National Mortgage Assoc.,
    due 08/18/04                                          1,375,000           1,372,853
                                                                         --------------
   Total United States Government
    Agencies (Cost $12,467,294)                                              12,467,294

                                                         SHARES
                                                          HELD
                                                     --------------
MONEY MARKET MUTUAL FUND (1.02%)
   Blackrock Provident Institutional Funds,
    T-Fund Portfolio (Cost $718,499)                        718,499             718,499
                                                                         --------------
Total Short-Term Investments
  (Cost $19,135,793)                                                         19,135,793
                                                                         --------------
Total Investments
  (Cost $60,356,164) (99.83%)                                                70,066,869

OTHER ASSETS LESS LIABILITIES (0.17%)

   Cash, receivables, prepaid expense
    and other assets, less liabilities                                          116,331
                                                                         --------------
Total Net Assets (100.00%)                                               $   70,183,200
                                                                         ==============

(1)   Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JUNE 30, 2004
(UNAUDITED)

                                                                     ANNUALIZED
                                                                      YIELD ON
                                                                      PURCHASE     PRINCIPAL
                                                                        DATE         AMOUNT          VALUE
                                                                     ----------    ---------     -------------
SHORT-TERM INVESTMENTS (92.47%)

  COMMERCIAL PAPER (17.76%)
    NONDEPOSITORY INSTITUTIONS (13.36%)
    American General Finance Corp., 1.10%, due 07/16/04                  1.101%  $     165,000   $     165,000
    American General Finance Corp., 1.11%, due 08/26/04                  1.113         140,000         140,000
    General Electric Capital Corp., 1.08%, due 07/12/04                  1.082         120,000         120,000
    General Electric Capital Corp., 1.11%, due 07/14/04                  1.111         170,000         170,000
    International Business Machines Corp., 1.39%, due 07/01/04           1.399         300,000         300,000
                                                                                                 -------------
                                                                                                       895,000
    PETROLEUM AND COAL PRODUCTS (4.40%)
    ChevronTexaco Corp., 1.01%, due 07/01/04                             1.012         175,000         175,000
    ChevronTexaco Corp., 1.22%, due 08/30/04                             1.223         120,000         120,000
                                                                                                 -------------
                                                                                                       295,000
                                                                                                 -------------
  Total Commercial Paper (Cost $1,190,000)                                                           1,190,000

  UNITED STATES GOVERNMENT AGENCIES (66.14%)
    Federal Home Loan Bank, due 07/09/04                                 1.005         125,000         124,972
    Federal Home Loan Bank, due 07/23/04                                 1.167         250,000         249,824
    Federal Home Loan Bank, due 07/28/04                                 1.016         125,000         124,906
    Federal Home Loan Bank, due 07/30/04                                 1.016         250,000         249,798
    Federal Home Loan Bank, due 08/13/04                                 1.234         225,000         224,673
    Federal Home Loan Bank, due 09/15/04                                 1.160         525,000         523,735
    Federal Home Loan Mortgage Corp., due 07/06/04                       1.016         200,000         199,972
    Federal Home Loan Mortgage Corp., due 07/13/04                       1.116         225,000         224,918
    Federal Home Loan Mortgage Corp., due 07/27/04                       1.037         200,000         199,852
    Federal Home Loan Mortgage Corp., due 08/10/04                       1.128         200,000         199,753
    Federal Home Loan Mortgage Corp., due 08/17/04                       1.240         225,000         224,642
    Federal Home Loan Mortgage Corp., due 08/31/04                       1.200         225,000         224,550
    Federal Home Loan Mortgage Corp., due 09/28/04                       1.476         225,000         224,193
    Federal National Mortgage Assoc., due 07/21/04                       1.027         170,000         169,904
    Federal National Mortgage Assoc., due 08/04/04                       1.052         190,000         189,814
    Federal National Mortgage Assoc., due 08/18/04                       1.169         185,000         184,716
    Federal National Mortgage Assoc., due 08/20/04                       1.129         175,000         174,730
    Federal National Mortgage Assoc., due 09/01/04                       1.332         250,000         249,436
    Federal National Mortgage Assoc., due 09/08/04                       1.393         225,000         224,409
    Federal National Mortgage Assoc., due 11/03/04                       1.393         245,000         243,837
                                                                                                 -------------
  Total United States Government Agencies (Cost $4,432,634)                                          4,432,634

  UNITED STATES TREASURY OBLIGATIONS (8.57%)

    U.S. Treasury Note, due 08/05/04                                     1.047         350,000         349,649
    U.S. Treasury Note, due 08/19/04                                     1.082         225,000         224,674
                                                                                                 -------------
  Total United States Treasury Obligations (Cost $574,323)                                             574,323
                                                                                                 -------------
Total Short-Term Investments (Cost $6,196,957)                                                       6,196,957

OTHER ASSETS LESS LIABILITIES (7.53%)
  Cash, receivables, prepaid expense and other assets, less liabilities                                504,878
                                                                                                 -------------
Total Net Assets (100.00%)                                                                       $   6,701,835
                                                                                                 =============

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JUNE 30, 2004
(UNAUDITED)

                                                                  SHARES
                                                                   HELD             VALUE
                                                               ------------     ------------
COMMON STOCKS (90.88%)

   BUSINESS SERVICES (3.82%)
   Microsoft Corp.                                                   84,480     $  2,412,749
   Oracle Corp.                                                      58,314(1)       695,686
                                                                                ------------
                                                                                   3,108,435
   CHEMICALS AND ALLIED PRODUCTS (15.86%)
   Abbott Laboratories                                               25,260        1,029,598
   Amgen, Inc.                                                       18,200(1)       993,174
   Bristol-Myers Squibb Co.                                          36,063          883,543
   Dow Chemical Co.                                                  10,720          436,304
   E.I. du Pont de Nemours & Co.                                     16,081          714,318
   Johnson & Johnson                                                 43,580        2,427,406
   Eli Lilly & Co.                                                   18,022        1,259,918
   Merck & Co., Inc.                                                 28,928        1,374,080
   Pfizer, Inc.                                                      45,282        1,552,267
   Procter & Gamble Co.                                              41,042        2,234,326
                                                                                ------------
                                                                                  12,904,934
   COMMUNICATIONS (4.58%)
   Comcast Corp.-Class A                                             22,486(1)       630,283
   SBC Communications, Inc.                                          35,565          862,451
   Verizon Communications                                            37,307        1,350,140
   Viacom, Inc.-Class B                                              24,668          881,141
                                                                                ------------
                                                                                   3,724,015
   DEPOSITORY INSTITUTIONS (10.32%)
   Bank of America                                                   23,298        1,971,477
   Citigroup, Inc.                                                   49,326        2,293,659
   J. P. Morgan Chase & Co.                                          47,270        1,832,658
   Wachovia Corp.                                                    25,980        1,156,110
   Wells Fargo Co.                                                   19,900        1,138,877
                                                                                ------------
                                                                                   8,392,781
   EATING AND DRINKING PLACES (1.65%)
   McDonald's Corp.                                                  51,752        1,345,552

   ELECTRIC, GAS AND SANITARY SERVICES (2.68%)
   Dominion Resources, Inc.                                          11,600          731,728
   Exelon Corp.                                                      24,600          818,934
   Southern Co.                                                      21,650          631,098
                                                                                ------------
                                                                                   2,181,760
   ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.14%)
   Applied Materials, Inc.                                           24,000(1)       470,880
   General Electric Co.                                              73,576        2,383,862
   Intel Corp.                                                       58,206        1,606,486
   Motorola, Inc.                                                    37,949          692,569
   Texas Instruments, Inc.                                           27,001          652,884
                                                                                ------------
                                                                                   5,806,681
   FOOD AND KINDRED PRODUCTS (3.42%)
   Anheuser Busch Companies, Inc.                                    11,432          617,328
   Coca-Cola Co. (The)                                               26,389        1,332,117
   PepsiCo, Inc.                                                     15,518          836,110
                                                                                ------------
                                                                                   2,785,555
   FORESTRY (0.50%)
   Weyerhaeuser Co.                                                   6,400     $    403,968

   GENERAL MERCHANDISE STORES (2.76%)
   Wal-Mart Stores, Inc.                                             42,623        2,248,789

   INDUSTRIAL MACHINERY AND EQUIPMENT (9.77%)
   3M Co.                                                            17,808        1,602,898
   Caterpillar, Inc.                                                 14,307        1,136,548
   Cisco Systems, Inc.                                               62,268(1)     1,475,752
   Dell, Inc.                                                        31,210(1)     1,117,942
   EMC Corp.                                                         38,068(1)       433,975
   Hewlett-Packard Co.                                               41,279          870,987
   International Business Machines Corp.                             14,821        1,306,471
                                                                                ------------
                                                                                   7,944,573
   INSURANCE CARRIERS (3.33%)
   American International Group, Inc.                                37,964        2,706,074

   LUMBER AND WOOD PRODUCTS (1.12%)
   Home Depot, Inc.                                                  25,913          912,138

   MOTION PICTURES (2.25%)
   Disney (Walt) Co.                                                 36,832          938,848
   Time Warner, Inc.                                                 50,502(1)       887,825
                                                                                ------------
                                                                                   1,826,673
   NONDEPOSITORY INSTITUTIONS (1.26%)
   Federal National Mortgage Assoc.                                  14,400        1,027,584

   PETROLEUM AND COAL PRODUCTS (6.09%)
   ChevronTexaco Corp.                                               19,700        1,853,967
   Exxon Mobil Corp.                                                 69,771        3,098,530
                                                                                ------------
                                                                                   4,952,497
   PRIMARY METAL INDUSTRIES (1.25%)
   Alcoa, Inc.                                                       30,898        1,020,561

   SECURITY AND COMMODITY BROKERS (3.33%)
   American Express Co.                                              52,797        2,712,710

   TOBACCO PRODUCTS (2.40%)
   Altria Group, Inc.                                                38,965        1,950,198

   TRANSPORTATION EQUIPMENT (7.35%)
   Boeing Co. (The)                                                  32,082        1,639,069
   General Motors Corp.                                              16,700          778,053
   Honeywell International, Inc.                                     38,024        1,392,819
   United Technologies Corp.                                         23,701        2,168,167
                                                                                ------------
                                                                                   5,978,108
                                                                                ------------
Total Common Stocks
  (Cost $62,320,205)                                                              73,933,586

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------     ------------
SHORT-TERM INVESTMENTS (9.06%)

   COMMERCIAL PAPER (1.23%)
     NONDEPOSITORY INSTITUTIONS
     General Electric Capital Corp.,
       1.08%, due 07/12/04                                     $    500,000     $    500,000
     General Electric Capital Corp.,
       1.17%, due 08/03/04                                          500,000          500,000
                                                                                ------------
   Total Commercial Paper
    (Cost $1,000,000)                                                              1,000,000

   UNITED STATES GOVERNMENT AGENCIES (7.34%)
   Federal Home Loan Bank,
    due 07/16/04                                                  1,000,000          999,579
   Federal Home Loan Bank,
    due 08/13/04                                                  2,500,000        2,496,446
   Federal Home Loan Bank,
    due 08/20/04                                                    600,000          598,966
   Federal Home Loan Mortgage Corp.,
    due 07/06/04                                                    450,000          449,936
   Federal Home Loan Mortgage Corp.,
    due 08/03/04                                                    475,000          474,529
   Federal Home Loan Mortgage Corp.,
    due 08/10/04                                                    725,000          724,101
   Federal National Mortgage Assoc.,
    due 09/15/04                                                    225,000          224,434
                                                                                ------------
   Total United States Government
    Agencies (Cost $5,967,991)                                                     5,967,991

                                                                  SHARES
                                                                   HELD
                                                               ------------
   MONEY MARKET MUTUAL FUND (0.49%)
   Blackrock Provident Institutional
    Funds, T-Fund Portfolio
    (Cost $401,309)                                                 401,309          401,309
                                                                                ------------
Total Short-Term Investments
  (Cost $7,369,300)                                                                7,369,300
                                                                                ------------
Total Investments
  (Cost $69,689,505) (99.94%)                                                     81,302,886

OTHER ASSETS LESS LIABILITIES (0.06%)

   Cash, receivables, prepaid expense
    and other assets, less liabilities                                                50,165
                                                                                ------------
Total Net Assets (100.00%)                                                      $ 81,353,051
                                                                                ============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
(UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company, or mutual fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see NOTE 3).

SECURITY VALUATION

     All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available, or in situations when liquidation of the holdings at quoted market prices is questionable, are valued at fair value as determined in good faith by the Fund's Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

     The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

INCOME AND INVESTMENT TRANSACTIONS

     For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     On each day that the net asset value per share is calculated in the High Grade Bond, Strategic Yield and Money Market Portfolios, that Portfolio's net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for certain defaulted securities, and basis adjustments resulting from corporate reorganizations. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. During the six month period ended June 30, 2004, there were no permanent adjustments reflected in the statements of assets and liabilities.

     Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   FEDERAL INCOME TAXES

     No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

     As of June 30, 2004, the following Portfolios had approximate net capital loss carryforwards set forth below:

                                                                                 PORTFOLIO
                                                 ------------------------------------------------------------------------
                                                    VALUE        HIGH GRADE     STRATEGIC                        BLUE
     NET CAPITAL LOSS CARRYFORWARDS EXPIRE IN:      GROWTH          BOND          YIELD          MANAGED         CHIP
     -----------------------------------------   ------------   ------------   ------------   ------------   ------------
     2006                                        $  5,369,000   $         --   $         --   $         --   $         --
     2008                                           2,848,000             --             --        699,000             --
     2010                                                  --             --      1,785,000             --      1,786,000
     2011                                                  --             --        571,000             --      4,672,000
     2012                                                  --         43,000             --             --        556,000
                                                 ------------   ------------   ------------   ------------   ------------
                                                 $  8,217,000   $     43,000   $  2,356,000   $    699,000   $  7,014,000
                                                 ============   ============   ============   ============   ============

     As of June 30, 2004, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

                                                                                                      PORTFOLIO
                                                                                              ---------------------------
                                                                                              VALUE GROWTH     MANAGED
                                                                                              ------------   ------------
     Undistributed ordinary income                                                            $    284,952   $    648,559
     Accumulated capital and other losses                                                       (8,217,524)      (699,021)
     Net unrealized appreciation of investments                                                  5,615,746      9,629,246
                                                                                              ------------   ------------
     Total accumulated earnings (deficit)                                                     $ (2,316,826)  $  9,578,784
                                                                                              ============   ============

     During 2002, the Value Growth and Managed Portfolios held securities in companies that completed corporate inversions. These events resulted in realized capital gains for these investments being recognized for tax but not for book purposes. As of June 30, 2004, unrealized depreciation and accumulated capital gains book and tax differences related to corporate inversions were $42,496 for the Value Growth Portfolio and $81,459 for the Managed Portfolio.

3.   MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

     The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond Portfolio -- 0.30%; Strategic Yield Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.20%, and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

     The Fund entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the Fund's shareholder service, transfer and dividend disbursing agent. EquiTrust Marketing Services, LLC serves as the principal underwriter and distributor. There are no fees paid by the Fund associated with these services.

     EquiTrust Investment has agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the six month period ended June 30, 2004, EquiTrust Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the six months ended June 30, 2004, no expense reimbursements were made to the Fund by EquiTrust Investment.

     Certain officers and trustees of the Fund are also officers of EquiTrust Investment, Farm Bureau Life Insurance Company and other affiliated entities. As of June 30, 2004, the total number of the shares of each portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company and related separate accounts are as follows:

          PORTFOLIO                                                     SHARES
          ---------                                                     ------
          Value Growth                                                 4,529,202
          High Grade Bond                                              2,651,453
          Strategic Yield                                              2,990,587
          Managed                                                      4,680,990
          Money Market                                                 5,632,512
          Blue Chip                                                    2,409,502

4.   EXPENSE OFFSET ARRANGEMENTS

     The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

5.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of beneficial interest for each portfolio were as follows:

                                                           SHARES ISSUED IN
                                                            REINVESTMENT OF
                                                             DIVIDENDS AND                                      NET INCREASE
                                      SHARES SOLD            DISTRIBUTIONS           SHARES REDEEMED             (DECREASE)
                                -----------------------   --------------------   -----------------------   ------------------------
PORTFOLIO                         SHARES      AMOUNT       SHARES     AMOUNT       SHARES      AMOUNT        SHARES      AMOUNT
---------                       ---------- ------------   -------  -----------   ---------  ------------   ----------  ------------
Six month period ended
  June 30, 2004:
  Value Growth                     164,367 $  1,941,167    47,355  $   563,058      136,756 $  1,608,838       74,966  $    895,387
  High Grade Bond                  258,805    2,670,221    63,364      655,419      156,927    1,628,351      165,242     1,697,289
  Strategic Yield                  307,743    2,831,378    88,874      818,403      110,484    1,020,293      286,133     2,629,488
  Managed                          249,703    3,640,131    94,010    1,367,844      135,531    1,972,357      208,182     3,035,618
  Money Market                  15,763,650   15,763,650    10,385       10,385   15,799,752   15,799,752      (25,717)      (25,717)
  Blue Chip                        100,885    3,365,880    35,399    1,194,008       74,137    2,475,091       62,147     2,084,797

Year ended December 31, 2003:
  Value Growth                     257,935 $  2,576,305    70,078  $   632,800      320,621 $  3,122,025        7,392  $     87,080
  High Grade Bond                  428,153    4,432,359   126,995    1,316,514      401,456    4,159,389      153,692     1,589,484
  Strategic Yield                  298,163    2,649,915   186,889    1,663,360      252,088    2,238,075      232,964     2,075,200
  Managed                          326,436    4,283,785   124,058    1,494,900      329,695    4,180,363      120,799     1,598,322
  Money Market                  20,443,151   20,443,151    26,348       26,348   21,891,488   21,891,488   (1,421,989)   (1,421,989)
  Blue Chip                        172,893    5,107,154    39,362    1,066,311      179,712    5,119,651       32,543     1,053,814

6.   INVESTMENT TRANSACTIONS

     For the six month period ended June 30, 2004, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

     PORTFOLIO                                                   PURCHASES       SALES
     ---------                                                 ------------   ------------
     Value Growth                                              $  3,013,623   $  2,904,820
     High Grade Bond                                              1,262,625        881,385
     Strategic Yield                                              6,324,526      4,706,824
     Managed                                                      3,363,480      5,629,557
     Blue Chip                                                      519,325      1,427,738

     The basis of the Fund's investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of June 30, 2004, by portfolio, were composed of the following:

                             TAX COST OF          GROSS UNREALIZED                 NET UNREALIZED
                             INVESTMENTS      ---------------------------    APPRECIATION (DEPRECIATION)
     PORTFOLIO              IN SECURITIES     APPRECIATION   DEPRECIATION          OF INVESTMENTS
     ---------              -------------     ------------   ------------    ---------------------------
     Value Growth           $ 49,128,643      $  9,924,564   $  4,308,818          $  5,615,746
     High Grade Bond          27,141,382           578,473        170,846               407,627
     Strategic Yield          26,669,863         1,082,055        308,335               773,720
     Managed                  60,437,623        10,935,532      1,306,286             9,629,246
     Blue Chip                69,689,505        18,792,869      7,179,488            11,613,381

     The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments' carrying value.

7.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                                  PORTFOLIO
                                                     ------------------------------------
                                                        HIGH
                                                        GRADE     STRATEGIC      MONEY
          PAYABLE DATE                                  BOND        YIELD        MARKET
          ------------                               ----------   ----------   ----------
          January 30, 2004                           $   0.0334   $   0.0430   $   0.0004
          February 27, 2004                              0.0351       0.0530       0.0003
          March 31, 2004                                 0.0442       0.0586       0.0004
          April 30, 2004                                 0.0354       0.0364       0.0003
          May 28, 2004                                   0.0315       0.0374       0.0003
          June 30, 2004                                  0.0435       0.0532       0.0005
                                                     ----------   ----------   ----------
          Total dividends per share                  $   0.2231   $   0.2816   $   0.0022
                                                     ==========   ==========   ==========

     In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the period ended June 30, 2004 for the following portfolios:

     ORDINARY INCOME DIVIDENDS:

                                                             DIVIDEND
                                DECLARATION      RECORD       PAYABLE    AMOUNT
     PORTFOLIO                      DATE          DATE         DATE     PER SHARE
     ---------                  -----------     --------     --------   ----------
     Value Growth                   1/19/04      1/19/04      1/20/04   $   0.1250
     Managed                        1/19/04      1/19/04      1/20/04       0.3005
     Blue Chip                      1/19/04      1/19/04      1/20/04       0.5017

     CAPITAL GAINS DISTRIBUTIONS:

                                                             DIVIDEND
                                DECLARATION      RECORD       PAYABLE    AMOUNT
     PORTFOLIO                      DATE          DATE         DATE     PER SHARE
     ---------                  -----------     --------     --------   ----------
     High Grade Bond                1/19/04      1/19/04      1/20/04   $   0.0274

     The federal income tax character of dividends and distributions to shareholders during 2004 and 2003 was the same for financial reporting purposes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 2004 (UNAUDITED) AND
YEARS ENDED DECEMBER 31, 2003, 2002, 2001 AND 2000

                                                                                            VALUE GROWTH
                                                                                              PORTFOLIO
                                                                 -----------------------------------------------------------------
                                                                    2004           2003         2002          2001         2000
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, beginning of period                             $    11.76     $     9.14   $    10.39    $     9.92   $     8.69
  Income From Investment Operations
    Net investment income                                              0.06           0.12         0.14          0.18         0.22
    Net gains (losses) on securities (both
      realized and unrealized)                                         0.31           2.64        (1.20)         0.50         1.20
                                                                 ----------     ----------   ----------    ----------   ----------
  Total from investment operations                                     0.37           2.76        (1.06)         0.68         1.42
                                                                 ----------     ----------   ----------    ----------   ----------
  Less Distributions
    Dividends (from net investment income)                            (0.12)         (0.14)       (0.19)        (0.21)       (0.19)
    Distributions (from capital gains)                                   --             --           --            --           --
                                                                 ----------     ----------   ----------    ----------   ----------
  Total distributions                                                 (0.12)         (0.14)       (0.19)        (0.21)       (0.19)
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, end of period                                   $    12.01     $    11.76   $     9.14    $    10.39   $     9.92
                                                                 ==========     ==========   ==========    ==========   ==========
Total Return:
  Total investment return based on net asset value (1)                 3.20%         30.68%      (10.43)%        6.98%       16.71%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                      $   54,818     $   52,812   $   40,953    $   45,522   $   40,173
  Ratio of total expenses to average net assets                        0.58%(2)       0.63%        0.59%         0.57%        0.57%
  Ratio of net expenses to average net assets                          0.58%(2)       0.63%        0.59%         0.57%        0.56%
  Ratio of net investment income to average net assets                 1.07%(2)       1.26%        1.46%         1.89%        2.34%
  Portfolio turnover rate                                                 6%(3)         17%          15%           40%          78%

----------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period, and is not annualized for periods less than one year.
(2)  Computed on an annualized basis.
(3)  Not annualized.

SEE ACCOMPANYING NOTES.

                                                                                           HIGH GRADE BOND
                                                                                              PORTFOLIO
                                                                 -----------------------------------------------------------------
                                                                    2004           2003         2002          2001         2000
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, beginning of period                             $    10.42     $    10.39   $    10.08    $     9.82   $     9.49
  Income From Investment Operations
    Net investment income                                              0.22           0.47         0.50          0.62         0.67
    Net gains (losses) on securities (both
      realized and unrealized)                                        (0.21)          0.08         0.32          0.26         0.34
                                                                 ----------     ----------   ----------    ----------   ----------
  Total from investment operations                                     0.01           0.55         0.82          0.88         1.01
                                                                 ----------     ----------   ----------    ----------   ----------
  Less Distributions
    Dividends (from net investment income)                            (0.22)         (0.47)       (0.50)        (0.62)       (0.67)
    Distributions (from capital gains)                                (0.03)         (0.05)       (0.01)           --        (0.01)
                                                                 ----------     ----------   ----------    ----------   ----------
  Total distributions                                                 (0.25)         (0.52)       (0.51)        (0.62)       (0.68)
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, end of period                                   $    10.18     $    10.42   $    10.39    $    10.08   $     9.82
                                                                 ==========     ==========   ==========    ==========   ==========
Total Return:
  Total investment return based on net asset value (1)                 0.09%          5.43%        8.37%         9.10%       11.14%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                      $   27,733     $   26,659   $   24,984    $   18,908   $   13,934
  Ratio of total expenses to average net assets                        0.46%(2)       0.49%        0.46%         0.45%        0.45%
  Ratio of net expenses to average net assets                          0.46%(2)       0.49%        0.46%         0.45%        0.45%
  Ratio of net investment income to average net assets                 4.35%(2)       4.51%        4.92%         6.10%        7.03%
  Portfolio turnover rate                                                14%(3)         28%          22%           17%           7%

                                                                                           STRATEGIC YIELD
                                                                                              PORTFOLIO
                                                                 -----------------------------------------------------------------
                                                                    2004           2003         2002          2001         2000
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, beginning of period                             $     9.13     $     8.75   $     8.90    $     8.82   $     9.30
  Income From Investment Operations
    Net investment income                                              0.28           0.63         0.62          0.73         0.75
    Net gains (losses) on securities (both
      realized and unrealized)                                        (0.03)          0.38        (0.15)         0.08        (0.48)
                                                                 ----------     ----------   ----------    ----------   ----------
  Total from investment operations                                     0.25           1.01         0.47          0.81         0.27
                                                                 ----------     ----------   ----------    ----------   ----------
  Less Distributions
    Dividends (from net investment income)                            (0.28)         (0.63)       (0.62)        (0.73)       (0.75)
    Distributions (from capital gains)                                   --             --           --            --           --
                                                                 ----------     ----------   ----------    ----------   ----------
  Total distributions                                                 (0.28)         (0.63)       (0.62)        (0.73)       (0.75)
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, end of period                                   $     9.10     $     9.13   $     8.75    $     8.90   $     8.82
                                                                 ==========     ==========   ==========    ==========   ==========
Total Return:
  Total investment return based on net asset value (1)                 2.76%         11.97%        5.43%         9.22%        3.05%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                      $   28,021     $   25,498   $   22,395    $   20,182   $   16,410
  Ratio of total expenses to average net assets                        0.60%(2)       0.65%        0.61%         0.59%        0.59%
  Ratio of net expenses to average net assets                          0.60%(2)       0.65%        0.61%         0.59%        0.58%
  Ratio of net investment income to average net assets                 6.15%(2)       7.07%        7.04%         7.93%        8.30%
  Portfolio turnover rate                                                22%(3)         32%          34%           33%           3%

                                                                                               MANAGED
                                                                                              PORTFOLIO
                                                                 -----------------------------------------------------------------
                                                                    2004           2003         2002          2001         2000
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, beginning of period                             $    14.73     $    12.34   $    13.00    $    12.58   $    10.54
  Income From Investment Operations
    Net investment income                                              0.14           0.30         0.34          0.44         0.59
    Net gains (losses) on securities (both
      realized and unrealized)                                         0.24           2.43        (0.57)         0.55         2.11
                                                                 ----------     ----------   ----------    ----------   ----------
  Total from investment operations                                     0.38           2.73        (0.23)         0.99         2.70
                                                                 ----------     ----------   ----------    ----------   ----------
  Less Distributions
    Dividends (from net investment income)                            (0.30)         (0.34)       (0.43)        (0.57)       (0.66)
    Distributions (from capital gains)                                   --             --           --            --           --
                                                                 ----------     ----------   ----------    ----------   ----------
  Total distributions                                                 (0.30)         (0.34)       (0.43)        (0.57)       (0.66)
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, end of period                                   $    14.81     $    14.73   $    12.34    $    13.00   $    12.58
                                                                 ==========     ==========   ==========    ==========   ==========
Total Return:
  Total investment return based on net asset value (1)                 2.62%         22.72%       (1.80)%        8.12%       27.39%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                      $   70,183     $   66,733   $   54,428    $   53,795   $   48,012
  Ratio of total expenses to average net assets                        0.57%(2)       0.62%        0.58%         0.56%        0.56%
  Ratio of net expenses to average net assets                          0.57%(2)       0.62%        0.58%         0.56%        0.55%
  Ratio of net investment income to average net assets                 1.91%(2)       2.35%        2.73%         3.47%        4.96%
  Portfolio turnover rate                                                 7%(3)         24%          18%           40%          85%

                                                                                            MONEY MARKET
                                                                                             PORTFOLIO
                                                                 -----------------------------------------------------------------
                                                                    2004           2003         2002          2001         2000
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, beginning of period                             $     1.00     $     1.00   $     1.00    $     1.00   $     1.00
  Income From Investment Operations
    Net investment income                                                --           0.01         0.01          0.03         0.06
    Net gains (losses) on securities (both
      realized and unrealized)                                           --             --           --            --           --
                                                                 ----------     ----------   ----------    ----------   ----------
  Total from investment operations                                       --           0.01         0.01          0.03         0.06
                                                                 ----------     ----------   ----------    ----------   ----------
  Less Distributions
    Dividends (from net investment income)                               --          (0.01)       (0.01)        (0.03)       (0.06)
    Distributions (from capital gains)                                   --             --           --            --           --
                                                                 ----------     ----------   ----------    ----------   ----------
  Total distributions                                                    --          (0.01)       (0.01)        (0.03)       (0.06)
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, end of period                                   $     1.00     $     1.00   $     1.00    $     1.00   $     1.00
                                                                 ==========     ==========   ==========    ==========   ==========
Total Return:
  Total investment return based on net asset value (1)                 0.22%          0.52%        1.16%         3.51%        5.85%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                      $    6,702     $    6,728   $    8,150    $    9,320   $    7,233
  Ratio of total expenses to average net assets                        0.58%(2)       0.59%        0.52%         0.50%        0.50%
  Ratio of net expenses to average net assets                          0.57%(2)       0.59%        0.52%         0.48%        0.48%
  Ratio of net investment income to average net assets                 0.44%(2)       0.53%        1.16%         3.41%        5.74%
  Portfolio turnover rate                                                --%(3)         --%          --%           --%          --%

                                                                                             BLUE CHIP
                                                                                             PORTFOLIO
                                                                 -----------------------------------------------------------------
                                                                    2004           2003         2002          2001         2000
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, beginning of period                             $    33.65     $    27.22   $    34.14    $    39.29   $    43.98
  Income From Investment Operations
    Net investment income                                              0.26           0.50         0.46          0.50         0.56
    Net gains (losses) on securities (both
      realized and unrealized)                                         0.00           6.38        (6.88)        (4.83)       (4.26)
                                                                 ----------     ----------   ----------    ----------   ----------
  Total from investment operations                                     0.26           6.88        (6.42)        (4.33)       (3.70)
                                                                 ----------     ----------   ----------    ----------   ----------
  Less Distributions
    Dividends (from net investment income)                            (0.50)         (0.45)       (0.50)        (0.56)       (0.53)
    Distributions (from capital gains)                                   --             --           --         (0.26)       (0.46)
                                                                 ----------     ----------   ----------    ----------   ----------
  Total distributions                                                 (0.50)         (0.45)       (0.50)        (0.82)       (0.99)
                                                                 ----------     ----------   ----------    ----------   ----------
Net asset value, end of period                                   $    33.41     $    33.65   $    27.22    $    34.14   $    39.29
                                                                 ==========     ==========   ==========    ==========   ==========
Total Return:
  Total investment return based on net asset value (1)                 0.76%         25.70%      (19.07)%      (11.28)%      (8.52)%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)                      $   81,353     $   79,832   $   63,699    $   79,124   $   87,118
  Ratio of total expenses to average net assets                        0.31%(2)       0.36%        0.31%         0.28%        0.27%
  Ratio of net expenses to average net assets                          0.31%(2)       0.36%        0.31%         0.28%        0.27%
  Ratio of net investment income to average net assets                 1.59%(2)       1.72%        1.50%         1.42%        1.39%
  Portfolio turnover rate                                                 1%(3)         17%          --%           --%          13%

INFORMATION ON PROXY VOTING:

EquiTrust Variable Insurance Series Fund (the "Fund") has delegated the authority to vote proxies related to the Fund's portfolio securities to the Fund's investment adviser, EquiTrust Investment Management Services, Inc. (the "Adviser"). A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website at www.sec.gov. The Fund's proxy voting record for the 12-month period ended June 30, 2004 will be available on Form N-PX after August 31, 2004. A copy of Form N-PX can be obtained after that date, without charge, by calling the toll-free number listed above or by accessing the SEC's website.

FORM N-Q DISCLOSURE:

Beginning with the quarter ending September 30, 2004, the Fund will file a complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, upon request by calling the Fund at 1-877-860-2904.

ITEM 2.  CODE OF ETHICS.

   (a) - (e) Not applicable to this filing.

   (f) A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at it principal executive office.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         The registrant has not been required to provide disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) regarding the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10. CONTROLS AND PROCEDURES

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

   (a)(1)    See Item 2(f).

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      EQUITRUST VARIABLE INSURANCE SERIES FUND


By:                      /s/ Dennis M. Marker
                  ----------------------------------------
                  Name: Dennis M. Marker
                  Title: Chief Executive Officer
                  Date: 8/19/04


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:                      /s/ Dennis M. Marker
                  ----------------------------------------
                  Name: Dennis M. Marker
                  Title: Chief Executive Officer
                  Date: 8/19/04


By:                      /s/ James W. Noyce
                  ----------------------------------------
                  Name: James W. Noyce
                  Title: Chief Financial Officer
                  Date: 8/19/04